Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Undrawn credit commitments
Letters of credit and guarantees	$ 11,528	$ 12,610	$ 14,746
Letters of credit and guarantees, percentage change from prior period	(9.00%)
Letters of credit and guarantees, percentage change from same period of prior year	(22.00%)
Commitments to extend credit	$ 187,106	184,064	175,794
Commitments to extend credit, percentage change from prior period	2.00%
Commitments to Extend Credit, percentage change from same period of prior year	6.00%
Other	$ 69	267	158
Other, percentage change from prior period	(74.00%)
Other, percentage change from same period of prior year	(56.00%)
Total undrawn credit commitments	$ 198,703	196,941	190,698
Total undrawn credit commitments, percentage change from prior period	1.00%
Total undrawn credit commitments, percentage change from same period of prior year	4.00%
Commitments to customers, which had not yet been accepted	$ 9,600	4,900	5,200
Undrawn credit commitments related to facilities held for sale	$ 400	$ 0	$ 0